Impairment loss on marketable securities and investments in associated companies (restated) - Seadrill Partners - Subordinated units and direct ownership interests - Impairment of Equity Method Investment (Details) - USD ($)
$ in Millions
	3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	[1]	Mar. 31, 2016	[1]	Jun. 30, 2016 [1]	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Total impairment of investments		$ 882		$ 13		$ 13	$ 895		$ 895	$ 1,285	[1]	$ 0
Remaining economic lives of underlying assets										30 years		30 years
Weighted average cost of capital (as percent)										10.00%		9.50%
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments									$ 653
Remaining economic lives of underlying assets									30 years
Weighted average cost of capital (as percent)									8.50%
Subordinated Units and Direct Ownership Interest | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Remaining economic lives of underlying assets									30 years
Weighted average cost of capital (as percent)									9.50%
Subordinated Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	$ 0						$ 180	$ (125)	$ 180	$ 125		$ 0
Direct Ownership Interest | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments								$ (302)	$ 400	$ 302		$ 0

[1]	Refer to Note 39 "Restatement of previously issued financial statements"